FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2018
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2017	2018
	(RMB in thousands)
Short-term:
Installment purchase loans	1,020,662	796,312
Personal installment loans	9,159,840	4,669,665
Net deferred origination fees	(9,829)	(1,011)
Total short-term financing receivables	10,170,673	5,464,966
Allowance for credit losses	(313,464)	(324,332)
Total short-term financing receivables, net	9,857,209	5,140,634
Long-term:
Installment purchase loans	170,042	178,246
Personal installment loans	1,686,218	1,165,894
Net deferred origination fees	(14,483)	(1,400)
Total long-term financing receivables	1,841,777	1,342,740
Allowance for credit losses	(56,732)	(59,704)
Total long-term financing receivables, net	1,785,045	1,283,036

Summary of balances in financing receivables

	As of December 31,
	2017	2018
	(RMB in thousands)
Due in months
0 - 12	10,170,673	5,464,966
13 - 24	1,425,851	1,149,155
25 - 36	406,671	193,556
Thereafter	9,255	29
Total financing receivables	12,012,450	6,807,706

Schedule of activities in the provision for credit losses of financing receivables

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands)
Beginning balances	(47,667)	(174,826)	(370,196)
Provisions	(236,611)	(611,869)	(884,056)
Charge-offs	114,698	444,242	974,483
Recoveries from prior charge-offs	(5,246)	(27,743)	(104,267)
Ending balances	(174,826)	(370,196)	(384,036)

Schedule of aging analysis of past due financing receivables

					180 Days
	1 - 29 Days	30 - 59 Days	60 - 89 Days	90 - 179 Days	or Greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Installment purchase loans	10,759	3,441	2,582	9,370	—	26,152	1,164,552	1,190,704
Personal installment loans	219,535	82,002	68,644	183,668	—	553,849	10,267,897	10,821,746
December 31, 2017	230,294	85,443	71,226	193,038	—	580,001	11,432,449	12,012,450
Installment purchase loans	6,297	3,469	2,574	8,570	—	20,910	953,648	974,558
Personal installment loans	139,633	75,107	64,947	227,041	—	506,728	5,326,420	5,833,148
December 31, 2018	145,930	78,576	67,521	235,611	—	527,638	6,280,068	6,807,706

Summary of net recorded investment of financing receivables, by credit quality indicator

	As of December 31, 2017		As of December 31, 2018
	Installment	Personal	Installment	Personal
	Purchase Loans	Installment Loans	Purchase Loans	Installment Loans
	(RMB in thousand)
Risk level:
A	598,418	2,480,065	442,655	1,101,982
B	264,574	1,970,978	234,151	1,268,530
C	180,446	2,709,756	178,153	1,269,632
D	102,426	2,612,084	90,461	1,269,521
E	34,293	772,997	11,167	297,361
F	4,857	165,478	10,134	308,142
N and others	5,690	110,388	7,837	317,980
Total	1,190,704	10,821,746	974,558	5,833,148